COLUMBIA FUNDS SERIES TRUST I

Supplement dated May 25, 2010

to the Statement of Additional Information dated January 1, 2010, as supplemented, for

Columbia Greater China Fund

Columbia International Stock Fund

Columbia Mid Cap Growth Fund

Columbia Small Cap Growth Fund I

Columbia Real Estate Equity Fund

Columbia Technology Fund

Columbia Strategic Investor Fund

The tables in the sections of the Statement of Additional Information entitled “Underwriting Commissions” and “Brokerage Allocation and Other Practices” are hereby revised as follows:

1.	The table under the heading “Underwriting Commissions Paid by the Funds and Retained by the Distributor” is deleted in its entirety and replaced with the following:

Fund	Fiscal Year Ended August 31, 2009	Fiscal Year Ended August 31, 2008	Fiscal Year Ended August 31, 2007
Greater China Fund
Class A Paid	$320,610	$1,186,725	$836,651
Class A Retained	$48,045	$195,427	$129,676
Class B Retained	$48,758	$90,822	$51,861
Class C Retained	$20,840	$85,348	$37,304
International Stock Fund
Class A Paid	$35,273	$93,236	$154,558
Class A Retained	$6,062	$15,454	$24,623
Class B Retained	$11,608	$28,570	$30,678
Class C Retained	$340	$1,477	$1,607
Mid Cap Growth Fund
Class A Paid	$51,601	$180,381	$106,829
Class T Paid	$917	$1,016	$763
Class A Retained	$7,987	$35,837	$17,901
Class B Retained	$9,579	$12,057	$30,129
Class C Retained	$1,459	$3,558	$1,796
Class T Retained	$0	$1	$105
Small Cap Growth Fund I
Class A Paid	$101,052	$187,929	$123,997
Class A Retained	$17,113	$30,175	$20,231
Class B Retained	$4,599	$1,789	$1,091
Class C Retained	$13,038	$1,464	$374
Real Estate Equity Fund
Class A Paid	$27,222	$33,423	$120,365
Class A Retained	$5,864	$6,160	$191,151
Class B Retained	$6,730	$12,250	$36,895
Class C Retained	$1,207	$1,701	$1,814

Technology Fund
Class A Paid	$103,563	$952,736	$513,298
Class A Retained	$23,181	$157,920	$135,919
Class B Retained	$45,466	$31,235	$36,690
Class C Retained	$14,176	$38,840	$30,150
Strategic Investor Fund
Class A Paid	$76,883	$209,325	$290,304
Class A Retained	$12,250	$241,215	$51,418
Class B Retained	$70,039	$83,980	$92,281
Class C Retained	$2,303	$4,702	$4,421

2.	The table under the heading “Aggregate Brokerage Commissions Paid by the Fund” is deleted in its entirety and replaced with the following:

Fund	Fiscal Year Ended August 31, 2009	Fiscal Year Ended August 31, 2008	Fiscal Year Ended August 31, 2007
Greater China Fund	$505,856	$299,019	$445,609
International Stock Fund	$2,348,011	$2,931,603	$4,032,432
Mid Cap Growth Fund	$4,070,265	$4,499,159	$5,067,887
Small Cap Growth Fund I	$2,979,089	$1,860,445	$1,762,603
Real Estate Equity Fund	$770,227	$575,797	$1,245,494
Technology Fund	$1,797,853	$2,437,309	$1,735,381
Strategic Investor Fund	$2,168,357	$2,202,923	$3,614,226

3.	The table under the heading “Directed Brokerage” is deleted in its entirety and replaced with the following:

Fund	Amount of Transactions	Amount of Commissions
Greater China Fund	$145,568,754	$22,541
International Stock Fund	$1,355,692,378	$190,848
Mid Cap Growth Fund	$3,003,017,260	$547,085
Small Cap Growth Fund I	$1,346,360,378	$106,553
Real Estate Equity Fund	$548,639,648	$128,657
Technology Fund	$1,374,772,410	$206,678
Strategic Investor Fund	$1,752,590,710	$230,069

Shareholders should retain this Supplement for future reference.

INT-50/53901-0510